INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of deferred taxes [Table Text Block]
	December 31,	December 31,
Mexico operations	2017	2016

Deferred income tax assets:
Tax loss carryforwards	$9,326	$3,410
Provision for reclamation and rehabilitation	2,754	2,709
Other	1,959	1,759
Deferred income tax liabilities:
Inventories	(1,816)	(2,312)
Mineral properties, plant and equipment	(12,523)	(11,700)
Other	(637)	(1,228)
Deferred income tax liabilities, net	$(937)	$(7,362)

Disclosure of detailed information about effective income tax expense [Table Text Block]
	December 31,	December 31,
	2017	2016

Current income tax expense (recovery):
Current income tax expense in respect of current year	$3,779	$7,565
Special mining duty	844	2,027
Adjustments recognized in the current year in relation to prior years	27	(1,837)
Deferred income tax expense (recovery):
Deferred tax expense recognized in the current year	(4,375)	(682)
Special mining duty	586	1,336
Adjustments recognized in the current year in relation to prior years	(2,658)	-
Total income tax expense (recovery)	$(1,797)	$8,409

Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates [Table Text Block]
	December 31,	December 31,
	2017	2016

Canadian statutory tax rates	26.00%	26.00%

Income tax expense computed at Canadian statutory rates	$2,050	$3,113
Foreign tax rates different from statutory rate	(3,412)	(3,122)
Withholding taxes, net of tax credits	678	693
Stock-based compensation	743	684
Foreign exchange	(2,381)	5,808
Inflationary adjustment	2,539	2,157
Other items	956	1,149
Adjustments recognized in the current year in relation to prior years	(61)	(474)
Current year losses not recognized	2,612	1,987
Special mining duty Mexican tax	1,430	1,526
Recognition of previously unrecognized losses	(6,951)	(5,112)
Income tax expense	$(1,797)	$8,409